Note 14 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis (USD $)	Feb. 28, 2014		Nov. 30, 2013		Nov. 30, 2012
Note 14 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(a) Cash	$ 5,604,736				$ 760,586
(b) Conversion option (i)	1,333,758	[1]	1,290,683	[1]	728,950	[2]
	5,604,736				6,927,558
	5,604,736				6,927,558
Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Note 14 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(c) Warrant liabilities (ii)						[3]
Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Note 14 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(c) Warrant liabilities (ii)						[3]
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Note 14 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(c) Warrant liabilities (ii)					5,438,022	[3]
Warrant [Member]
Note 14 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(c) Warrant liabilities (ii)					5,438,022	[3]
Fair Value, Inputs, Level 1 [Member]
Note 14 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(a) Cash	5,604,736				760,586
(b) Conversion option (i)						[2]
	5,604,736				760,586
	5,604,736				760,586
Fair Value, Inputs, Level 2 [Member]
Note 14 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(b) Conversion option (i)						[2]
Fair Value, Inputs, Level 3 [Member]
Note 14 - Financial Instruments (Details) - Fair Values of Assets and Liabilities Measured on a Recurring Basis [Line Items]
(b) Conversion option (i)					728,950	[2]
					6,166,972
					$ 6,166,972

[1]	The Company calculated the interest rate for the convertible debt and due to related parties based on the Company's estimated cost of raising capital and used the discounted cash flow model to calculate the fair value of the convertible debt and the amounts due to related parties.
[2]	Conversion options are included in the convertible debenture on the consolidated balance sheet.
[3]	Warrant liabilities are included on the consolidated balance sheet.